Segment Information - Schedule of Revenues and Long-Lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Revenues	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 2,121,707	$ 1,950,782	$ 1,927,778
Total Long-lived assets	6,035,951				5,674,449								6,035,951	5,674,449
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues													2,069,513	1,950,782
Total Long-lived assets	6,021,476				5,674,449								6,021,476	5,674,449
Canada [Member]
Segment Reporting Information [Line Items]
Total Revenues													52,194
Total Long-lived assets	$ 14,475												$ 14,475